Economic Activity - Disclosure of Acquisition Date Fair Value of Total Consideration Transferred for Oncomedica S.A. (Detail) - Oncomedica S.A [Member] S/ in Thousands	Apr. 21, 2022 PEN (S/)
Disclosure of Acquisition Date Fair Value of Total Consideration Transferred [Line Items]
Cash	S/ 396,800
Contingent consideration	79,461
Total consideration transferred	S/ 476,261